23. SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of ownership structure

As of December 31, 2020, the Company’s ownership structure was as follows :

			12/31/2020			12/31/2019
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	679,522,254	48.97%	49.24%	679,522,254	48.97%	49.24%
Rio Iaco Participações S.A. (*)	58,193,503	4.19%	4.22%	58,193,503	4.19%	4.22%
NYSE (ADRs)	248,763,533	17.93%	18.02%	262,206,103	18.90%	19.00%
Other shareholders	393,635,257	28.37%	28.52%	380,192,687	27.40%	27.55%
Outstanding shares	1,380,114,547	99.47%	100.00%	1,380,114,547	99.47%	100.00%
Treasury shares	7,409,500	0.53%		7,409,500	0.53%
Total shares	1,387,524,047	100.00%		1,387,524,047	100.00%

(*) Controlling group companies.

Schedule of share buyback programs

As of December 31, 2020, the position of treasury shares was as follows:

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Sale of shares	Balance in treasury
	04/20/2018	30,391,000	From 4/20/2018 to 4/30/2018	Not applicable	Not applicable	22,981,500	7,409,500

Schedule of position of treasury shares

As of December 31, 2020, the position of treasury shares was as follows:

Quantity purchased (in units)	Amount paid for the shares	Share price			Share market price as of 12/31/2020 (*)

		Minimum	Maximum	Average
7,409,500	R$ 58,264	R$ 4.48	R$ 10.07	R$ 7.86	R$ 235,993

(*) The average share price on December 31, 2020 was used in the amount of R$31.85 per share.

Schedule of basic earnings (loss) per share

The earnings per share are shown below:

	12/31/2020	12/31/2019	12/31/2018
	Common Shares
Profit for the year	3,794,295	1,789,067	5,074,136
Weighted average number of shares	1,380,114,547	1,380,114,547	1,373,250,595
Basic and diluted earnings (loss) per share	2.74926	1.29632	3.69498